Summary of Significant Accounting Policies - Allowance for Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basis of Presentation and Summary [Abstract]
Allowance for Credit Losses, Beginning Balance	$ 22,939	$ 18,480	$ 18,480	$ 19,380
Current period provision for expected credit losses	2,247	3,022	17,353	9,719	$ 15,509
Write-offs charged against the allowance	(5,017)	(3,435)	(18,273)	(15,545)
Recoveries collected	2,068	1,272	5,473	4,918
Impact of changes in foreign currency	(2)	(22)	(94)	8
Allowance for Credit Losses, Ending Balance	$ 22,239	$ 19,361	$ 22,939	$ 18,480	$ 19,380